Balance Sheets (December 31, 2013 unaudited) (USD $)	Dec. 31, 2013		Sep. 30, 2013		Sep. 30, 2012
Current Assets
Cash and cash equivalents	$ 65,379		$ 30,915		$ 71,824
Accounts Receivable	77,160		35,000
Prepaid expense	11,024		10,186		51,250
Inventories	15,057		13,667
Total current assets	168,620		89,768		123,074
Non-current Assets
Machinery, equipment and furniture, net of accumulated depreciation	24,143	[1]	26,875	[1]
Intangible assets, net of accumulated amortization	13,750	[2]	14,000	[2]	15,000	[2]
Deposit	6,099		9,002
Total long-term assets	43,992		49,877
TOTAL ASSETS	212,612		139,645		138,074
Current liabilities
Accounts payable	116,854		34,180		1,305
Accrued bonus	95,000		95,000
Accrued liabilities			16,041		1,839
Promissory note payable	200,000		200,000		126,000
Interest payable	10,750		9,250		3,238
Common shares issuable					67,500
Total Current Liabilities	422,604		354,471		199,882
Total liabilities			354,471		199,882
Stockholders' equity (deficit)
Common Stock	1,860	[3]	1,860	[3]	1,790	[3]
Additional paid-in capital	640,326		640,326		16,603
Accumulated (deficit)	(852,178)		(857,012)		(80,201)
Total stockholders' (deficit)	(209,992)		(214,826)		(61,808)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 212,612		$ 139,645		$ 138,074

[1]	Machinery, equipment and furniture, net of accumulated depreciation of $5,899 and $0
[2]	Intangible assets, net of accumulated amortization of $1,000 and $0
[3]	Common stock, $0.0002 par value, 100,000,000 shares authorized; 9,299,500 shares issued and outstanding at September 30, 2013, and 8,950,000 shares issued and outstanding at September 30, 2012. All common shares amounts and per share amounts in these financial statements, reflect the one-for-ten reverse stock split of the issued and outstanding shares of common stock of the Company, effective April 11, 2013 and the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.